Taxation (Details 5) ¥ in Thousands	Dec. 31, 2015 CNY (¥)
Net operating loss carry forwards
Net operating loss carry forwards from certain subsidiary, VIEs and VIE's subsidiaries	¥ 21,749
Expiring on 31st December 2016
Net operating loss carry forwards
Net operating loss carry forwards from certain subsidiary, VIEs and VIE's subsidiaries	5,511
Expiring on 31st December 2017
Net operating loss carry forwards
Net operating loss carry forwards from certain subsidiary, VIEs and VIE's subsidiaries	2,143
Expiring on 31st December 2018
Net operating loss carry forwards
Net operating loss carry forwards from certain subsidiary, VIEs and VIE's subsidiaries	5,043
Expiring on 31st December 2019
Net operating loss carry forwards
Net operating loss carry forwards from certain subsidiary, VIEs and VIE's subsidiaries	6,174
Expiring on 31st December 2020
Net operating loss carry forwards
Net operating loss carry forwards from certain subsidiary, VIEs and VIE's subsidiaries	¥ 1,056